SCHEDULE OF LEASE LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
More than 1 year	$ 233	$ 312
Total future lease payment	233	312
Less: Imputed interest	(23)	(36)
Present value of finance lease liabilities	210	276
Current liabilities	$ 70	$ 88
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Liabilities, Current	Liabilities, Current
Non-current liabilities	$ 140	$ 188
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Liabilities, Noncurrent	Liabilities, Noncurrent
Finance lease liabilities	$ 210	$ 276
Present value of operating lease liabilities	684	718
Current liabilities	176	334
Non-current liabilities	508	384
Operating lease liabilities	684	718
Within 1 Year [Member]
Lessee, Lease, Description [Line Items]
More than 1 year	80	103
Total future lease payment	80	103
More than 1 Year [Member]
Lessee, Lease, Description [Line Items]
More than 1 year	153	209
Total future lease payment	$ 153	$ 209